PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

5. PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	December 31,	December 31,
	2013	2014
Computer and software	$7,116,803	$6,925,835
Furniture and fixtures	692,149	539,975
Leasehold improvement	665,828	400,525
Total	8,474,780	7,866,335
Less: accumulated depreciation	(4,388,835)	(5,292,254)
Property and equipment, net	$4,085,945	$2,574,081

Depreciation expenses for the years ended December 31, 2012, 2013 and 2014 were $1,800,937, $1,937,221 and $1,864,739, respectively.